Consolidated statements of cash flows: (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Consolidated Statements Of Cash Flows [Line Items]
Short term debt	$ 344,048	$ 377,215
Bank loans	889,591	1,492,781
Bank loans	2,586,932	3,442,804
Long-term debt	8,404,199	9,891,961
Interest expense	1,125,862	855,518	$ 842,386
Proceeds from bank loans			4,650,000
Interest paid	(1,067,106)	(1,079,621)	(908,698)
Bank loans paid	(1,475,000)	(1,498,076)	(4,429,334)
Long - term debt
Disclosure Of Consolidated Statements Of Cash Flows [Line Items]
Short term debt	344,048	377,215	353,672
Long-term debt	8,404,199	9,891,961	6,598,397
Non-current portion of non-current secured bank loans received	10,269,176	6,952,069	6,972,176
Interest expense	552,046	523,488	454,863
Interest paid	(519,601)	(532,579)	(428,530)
Bank loans paid	(200,535)	(222,568)	(220,961)
Foreign currency translation	(1,352,839)	(398,756)	174,521
Non-current portion of non-current secured bank loans received	8,748,247	10,269,176	6,952,069
Long - term debt | Aerostar
Disclosure Of Consolidated Statements Of Cash Flows [Line Items]
Long-term debt		3,947,522
Bank Loans
Disclosure Of Consolidated Statements Of Cash Flows [Line Items]
Bank loans	889,591	1,492,781	224,472
Bank loans	2,586,932	3,442,804	6,603,006
Non-current portion of non-current secured bank loans received	4,935,585	6,827,478	6,928,170
Interest expense	573,816	332,030	387,523
Proceeds from bank loans			4,650,000
Interest paid	(547,505)	(547,042)	(480,168)
Bank loans paid	(1,475,000)	(1,498,076)	(4,429,334)
Foreign currency translation	(10,373)	(178,805)	(228,713)
Non-current portion of non-current secured bank loans received	$ 3,476,523	$ 4,935,585	$ 6,827,478